STOCKHOLDERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 02, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)	600,000,000.0
Common stock, shares authorized (in shares)	300,000,000	1,000,000,000
Preferred stock, shares authorized (in shares)	300,000,000.0
Common stock, shares outstanding (in shares)	94,877,706	410,724,962	410,525,000
Preferred stock, shares outstanding (in shares)	0
Common stock initially reserved for issuance (in shares)	7,447,891
Shares available for future issuance (in shares)	6,786,294
Shares available for future issuance under awards granted (in shares)	661,597
Stock-based compensation expense	$ 800	$ 0	$ 0
Unrecognized compensation cost	4,400
Dividends declared (in dollars per share)				$ 0.08
Amount available to declare or pay a dividend	50,000
Net income (loss)	16,808	71,252	69,387
Cost of sales	(6,105,271)	(4,012,348)	(3,864,313)
Income (loss) from equity method investments	48,027	30,279	$ 36,943
Fair Value of Derivatives | Reclassification out of Accumulated Other Comprehensive Income
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net income (loss)	3,700
Cost of sales	2,300
Income (loss) from equity method investments	1,400
Pension & Other Postretirement Benefits | Reclassification out of Accumulated Other Comprehensive Income
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net income (loss)	(400)
Income (loss) from equity method investments	1,700
Net periodic benefit cost	2,100	$ 1,300
Foreign Currency Translation | Reclassification out of Accumulated Other Comprehensive Income
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income (loss) from equity method investments	$ (1,700)
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Expiration period	10 years
Stock options granted, weighted average grant date fair value (in dollars per share)	$ 4.47
Unrecognized compensation cost, period for recognition	2 years 4 months 24 days
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted, weighted average grant date fair value (in dollars per share)	$ 15.88